SEGMENT INFORMATION - Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Other cost of sales/amortization	$ (6,911)	$ (5,220)
Exploration, evaluation and project expenses not attributable to segments	(342)	(383)
General and administrative expenses	(212)	(265)
Other (expense) income not attributable to segments	3,100	(90)
Impairment reversals (charges)	1,423	(900)
Loss on currency translation	(109)	(136)
Closed mine rehabilitation	(5)	13
Income from equity investees	165	46
Finance costs, net (includes non-segment accretion)	(469)	(545)
Income (loss) before income taxes	6,357	(237)
Gain on interest rate hedges	(6)	(3)
Gain (loss) on extinguishment of borrowings	3	29
Profit (loss), attributable to non-controlling interests	605	110
Operating segments
Disclosure of operating segments [line items]
Exploration, evaluation and project expenses not attributable to segments	(80)	(72)
General and administrative expenses	(27)	(26)
Other (expense) income not attributable to segments	(76)	(97)
Income (loss) before income taxes	2,700	1,901
Reconciling items
Disclosure of operating segments [line items]
Other cost of sales/amortization	(56)	(47)
Exploration, evaluation and project expenses not attributable to segments	(265)	(311)
General and administrative expenses	(212)	(265)
Other (expense) income not attributable to segments	3,132	(46)
Impairment reversals (charges)	1,423	(900)
Loss on currency translation	(109)	(136)
Closed mine rehabilitation	(5)	13
Income from equity investees	165	46
Finance costs, net (includes non-segment accretion)	(416)	(492)
Gain on non-hedge derivatives	0	0
Gain on interest rate hedges	0	4
Gain (loss) on extinguishment of borrowings	3	29
Unrealized gain (loss) on non-hedge derivatives	0	1
Tanzanian Mines [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	169	240
Cost of sales, attributable to non-controlling interests	125	163
Profit (loss), attributable to non-controlling interests	31	61
Tanzanian Mines [Member] | Reconciling items
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	0	0
Cost of sales, attributable to non-controlling interests	0	1
Profit (loss), attributable to non-controlling interests	(17)	2
Nevada Gold Mines
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	1,049	0
Cost of sales, attributable to non-controlling interests	704	0
Profit (loss), attributable to non-controlling interests	329	0
Nevada Gold Mines | Reconciling items
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	0	0
Cost of sales, attributable to non-controlling interests	6	0
Profit (loss), attributable to non-controlling interests	$ 1	$ 0